Consolidated Statements of Preferred Stock Stockholders' Equity (Deficit) and Comprehensive Income (Loss) (USD $)	Total	Series B Preferred Stock	Series A Preferred Stock	Preferred Stock	Common Stock	AdditionalPaid-in Capital	Accumulated Deficit	Accumulated Other ComprehensiveIncome
Stockholder's Equity Beginning Balance at Dec. 31, 2002
Net loss	$ (533,985)						$ (533,985)
Stockholder's Equity Ending Balance at Dec. 31, 2003	(533,985)						(533,985)
Stockholder's Equity Ending Balance,share at Dec. 31, 2003
Issuance of Common Stock in June for cash	460				2,484	(2,024)
Issuance of Common Stock in June for cash,share					2,483,610
Stock-based compensation	1,242					1,242
Net loss	(1,124,360)						(1,124,360)
Stockholder's Equity Ending Balance at Dec. 31, 2004	(1,656,643)				2,484	(782)	(1,658,345)
Stockholder's Equity Ending Balance,share at Dec. 31, 2004					2,483,610
Issuance of Common Stock in September for cash	170				918	(748)
Issuance of Common Stock in September for cash,share					917,856
Stock-based compensation	8,575					8,575
Issuance of Series A Preferred Stock in February upon conversion of notes payable and accrued interest	3,135,073		592			3,134,481
Issuance of Series A Preferred Stock in February upon conversion of notes payable and accrued interest,share			5,915,219
Net loss	(1,494,449)						(1,494,449)
Stockholder's Equity Ending Balance at Dec. 31, 2005	(7,274)		592		3,402	3,141,526	(3,152,794)
Stockholder's Equity Ending Balance,share at Dec. 31, 2005			5,915,219		3,401,466
Issuance of Common Stock in June for cash	1				8	(7)
Issuance of Common Stock in June for cash,share					8,099
Issuance of Common Stock in January for cash	1				4	(3)
Issuance of Common Stock in January for cash,share					4,049
Issuance of Common Stock in August for cash	3				17	(14)
Issuance of Common Stock in August for cash,share					17,007
Issuance of Common Stock in November for cash	2				9	(7)
Issuance of Common Stock in November for cash,share					8,639
Stock-based compensation	642,076					642,076
Issuance of Series B Preferred Stock in February for cash		1,559,942
Issuance of Series B Preferred Stock in February for cash,share		2,052,552
Issuance of restricted shares in March for services					24	(24)
Issuance of restricted shares in March for services,share					24,296
Issuance of restricted shares in July for services					11	(11)
Issuance of restricted shares in July for services,share					10,798
Issuance of restricted shares in August for services					16	(16)
Issuance of restricted shares in August for services,share					16,197
Issuance of restricted shares in November for services					5	(5)
Issuance of restricted shares in November for services,share					5,399
Accretions on Series B Preferred Stock		104,000					(104,000)
Net loss	(2,686,451)						(2,686,451)
Stockholder's Equity Ending Balance at Dec. 31, 2006	(2,155,642)	1,663,942	592		3,496	3,783,515	(5,943,245)
Stockholder's Equity Ending Balance,share at Dec. 31, 2006		2,052,552	5,915,219		3,495,950
Issuance of Common Stock in January for cash	500				27	473
Issuance of Common Stock in January for cash,share					26,996
Stock-based compensation	648,988					648,988
Issuance of Series A Preferred Stock in February for cash	66,037		47			65,990
Issuance of Series A Preferred Stock in February for cash,share			471,698
Issuance of restricted shares in January for services					135	(135)
Issuance of restricted shares in January for services,share					134,979
Accretions on Series B Preferred Stock	(51,998)	51,998					(51,998)
Issuance of WaferGen Bio-systems, Inc. Common Stock to WaferGen, Inc.'s Preferred shareholders in May	1,715,940	(1,715,940)	(639)		4,557	1,712,022
Issuance of WaferGen Bio-systems, Inc. Common Stock to WaferGen, Inc.'s Preferred shareholders in May,share		(2,052,552)	(6,386,917)		4,556,598
Issuance of Units for cash and notes payable in May and June, net of offering costs of $1,917,956	10,094,712				8,008	10,086,704
Issuance of Units for cash and notes payable in May and June, net of offering costs of $1,917,956,share					8,008,448
WaferGen Bio-systems, Inc. shares outstanding					11,278	(11,278)
WaferGen Bio-systems, Inc. shares outstanding,share					11,277,782
Common Stock canceled in May in accordance with Split-Off Agreement					(4,278)	4,278
Common Stock canceled in May in accordance with Split-Off Agreement,share					(4,277,778)
Issuance of warrants in May and June to a placement agent	66,319					66,319
Issuance of warrants with debt in January, February and March	171,053					171,053
Common Stock canceled in July	(5)				(5)
Common Stock canceled in July,share					(5,129)
Net loss	(5,957,664)						(5,957,664)
Stockholder's Equity Ending Balance at Dec. 31, 2007	4,598,240				23,218	16,527,929	(11,952,907)
Stockholder's Equity Ending Balance,share at Dec. 31, 2007					23,217,846
Issuance of Common Stock in May for cash	4,079				27	4,052
Issuance of Common Stock in May for cash,share					27,536
Stock-based compensation	388,650					388,650
Accretion on Redeemable Convertible Preference Shares in Subsidiary	(37,916)						(37,916)
Issuance of Units for cash in May, net of offering costs of $88,743	3,478,744				1,586	3,477,158
Issuance of Units for cash in May, net of offering costs of $88,743,share					1,585,550
Translation adjustment	13,566							13,566
Net loss	(8,041,437)						(8,041,437)
Total comprehensive income (loss)	(8,027,871)						(8,041,437)	13,566
Stockholder's Equity Ending Balance at Dec. 31, 2008	403,926				24,831	20,397,789	(20,032,260)	13,566
Stockholder's Equity Ending Balance,share at Dec. 31, 2008					24,830,932
Cumulative effect of reclassification of warrants	(99,444)					(468,071)	368,627
Balances as of January 1, 2009, as adjusted	304,482				24,831	19,929,718	(19,663,633)	13,566
Balances as of January 1, 2009, as adjusted,share					24,830,932
Issuance of Common Stock in December for cash	39,974				28	39,946
Issuance of Common Stock in December for cash,share					28,021
Issuance of Common Stock in June for cash upon exercise of warrants	100,168				71	100,097
Issuance of Common Stock in June for cash upon exercise of warrants,share					71,041
Issuance of Common Stock in August, net of 4 shares forfeited in cashless exercise	2				11	(9)
Issuance of Common Stock in August, net of 4 shares forfeited in cashless exercise,share					10,794
Stock-based compensation	838,952					838,952
Restricted Stock issued in July, August, September, October, November and December					130	(130)
Restricted Stock issued in July, August, September, October, November and December,share					130,000
Accretion on Redeemable Convertible Preference Shares in Subsidiary	(178,162)						(178,162)
Issuance of Units for cash in June and August, net of offering costs of $781,122	4,494,126				5,009	4,489,117
Issuance of Units for cash in June and August, net of offering costs of $781,122,share					5,009,000
Issuance of Units for cash in December, net of offering costs of $534,028	3,586,110				3,308	3,582,802
Issuance of Units for cash in December, net of offering costs of $534,028,share					3,308,335
Issuance of warrants in December for services	37,085					37,085
Common Stock canceled in June,share					(266)
Translation adjustment	49,815							49,815
Net loss	(10,620,488)						(10,620,488)
Total comprehensive income (loss)	(10,570,673)						(10,620,488)	49,815
Stockholder's Equity Ending Balance at Dec. 31, 2009	(1,347,936)				33,388	29,017,578	(30,462,283)	63,381
Stockholder's Equity Ending Balance,share at Dec. 31, 2009					33,387,857
Issuance of Common Stock in November for cash upon exercise of options, net of 40,268 shares forfeited in cashless exercise	9,146				52	9,094
Issuance of Common Stock in November for cash upon exercise of options, net of 40,268 shares forfeited in cashless exercise,share					52,128
Restricted Stock issued for services in October, November and December					98	(98)
Restricted Stock issued for services in October, November and December,share					98,283
Restricted Stock issued to employee in October					50	(50)
Restricted Stock issued to employee in October,share					50,000
Restricted Stock issued to employee in November					50	(50)
Restricted Stock issued to employee in November,share					50,000
Restricted Stock forfeited in October on termination of employee					(1)	1
Restricted Stock forfeited in October on termination of employee,share					(1,250)
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with premium	(286,948)						(286,948)
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with beneficial conversion feature	(428,787)						(428,787)
Issuance of Common Stock in April for cash upon exercise of warrants	562,500				250	562,250
Issuance of Common Stock in April for cash upon exercise of warrants,share					250,000
Issuance of Common Stock in March for cash upon exercise of options	15,783				15	15,768
Issuance of Common Stock in March for cash upon exercise of options,share					14,542
Issuance of Common Stock in April for cash upon exercise of options, net of 12 shares forfeited in cashless exercise	2				13	(11)
Issuance of Common Stock in April for cash upon exercise of options, net of 12 shares forfeited in cashless exercise,share					13,486
Issuance of Common Stock in June for cash upon exercise of options, net of 2,803 shares forfeited in cashless exercise	18,191				45	18,146
Issuance of Common Stock in June for cash upon exercise of options, net of 2,803 shares forfeited in cashless exercise,share					44,711
Issuance of Common Stock in September for cash upon exercise of options, net of 2,816 shares forfeited in cashless exercise					6	(6)
Issuance of Common Stock in September for cash upon exercise of options, net of 2,816 shares forfeited in cashless exercise,share					6,184
Issuance of Common Stock in August and September on conversion of Redeemable Convertible Preference Shares in subsidiary, net of issuance costs of $8,636	1,114,033				787	1,113,246
Issuance of Common Stock in August and September on conversion of Redeemable Convertible Preference Shares in subsidiary, net of issuance costs of $8,636,share					787,062
Stock-based compensation	1,296,734					1,296,734
Restricted Stock issued for services in January, February and March					85	(85)
Restricted Stock issued for services in January, February and March,share					85,000
Restricted Stock issued for services in April, May and June					85	(85)
Restricted Stock issued for services in April, May and June,share					85,000
Restricted Stock issued for services in July, August and September					62	(62)
Restricted Stock issued for services in July, August and September,share					62,000
Issuance of warrants in December as a cost of obtaining a term loan	46,230					46,230
Restricted Stock issued to employees in April					6	(6)
Restricted Stock issued to employees in April,share					6,250
Restricted Stock issued to employee in August for services provided as a contractor, net of 34,456 shares forfeited to cover income tax liability	(44,793)				40	(44,833)
Restricted Stock issued to employee in August for services provided as a contractor, net of 34,456 shares forfeited to cover income tax liability,share					40,544
Restricted Stock issued to directors in September					60	(60)
Restricted Stock issued to directors in September,share					60,000
Issuance of Units for cash in January, net of offering costs of $77,299	29,986				82	29,904
Issuance of Units for cash in January, net of offering costs of $77,299,share					82,000
Issuance of Units for cash in July, net of offering costs of $429,668	6,772,332				6,002	6,766,330
Issuance of Units for cash in July, net of offering costs of $429,668,share					6,001,667
Issuance of warrants in July to a placement agent	51,140					51,140
Translation adjustment	224,496							224,496
Net loss	(12,087,381)						(12,087,381)
Total comprehensive income (loss)	(11,862,885)						(12,087,381)	224,496
Stockholder's Equity Ending Balance at Dec. 31, 2010	$ (4,055,272)				$ 41,175	$ 38,881,075	$ (43,265,399)	$ 287,877
Stockholder's Equity Ending Balance,share at Dec. 31, 2010					41,175,464